Debt (AerCap trust & AICDC notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
2020	$ 3,454,301
2021	4,450,347
2022	6,859,785
2023	3,532,951
2024	3,010,218
Thereafter	8,220,628
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	17,523,093	$ 17,187,314
Unsecured | AerCap Trust & AICDC Notes
Maturities of Long-term Debt [Abstract]
2020	1,500,000
2021	2,600,000
2022	2,100,000
2023	1,200,000
2024	1,650,000
Thereafter	3,450,000
Debt	$ 12,500,000	$ 10,749,864
Redemption price of debt instrument, percentage	100.00%
Unsecured | AerCap Trust & AICDC Notes | Minimum
Maturities of Long-term Debt [Abstract]
Stated interest rate	2.875%
Unsecured | AerCap Trust & AICDC Notes | Maximum
Maturities of Long-term Debt [Abstract]
Stated interest rate	5.00%